Stockholders' Equity (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Aug. 31, 2014	Mar. 31, 2013	May 02, 2014	Jan. 31, 2015
Class of Stock [Line Items]
Common stock, shares authorized	250,000,000		250,000,000		250,000,000		250,000,000
Common stock, par value	$ 0.001		$ 0.001		$ 0.001		$ 0.001
Preferred stock, par value	$ 0.001		$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares authorized	2,500,000		2,500,000		2,500,000		2,500,000
Preferred Stock, Liquidation Preference Per Share	$ 12.00		$ 12.00
Rate Of One Share For Each Dividend			$ 0.40
Gross Proceeds from Issuance of Preferred Stock			$ 3,400,000
Proceeds from Issuance of Convertible Preferred Stock			2,800,000
Stock Issued During Period, Shares, New Issues			279,280
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights	2,234,240		2,234,240
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50		$ 0.50
Debt Instrument, Face Amount	1,793,000		1,793,000
Units Issued Per Units To Investors			$ 12.00		$ 12.00
Debt Instrument, Convertible, Conversion Price	$ 10.80		$ 10.80
Interest Payable	24,000		24,000
Fair Value Of Warrants Issued	3,000,000		3,000,000
Preferred Stock, Shares Outstanding					0		0
Class of Warrant or Right, Outstanding	3,543,104		3,543,104		262,856		312,856
Preferred Stock Dividends, Income Statement Impact	95,304	0	194,901	0
Convertible Preferred Stock Converted to Other Securities			101,800,000
Debt Conversion, Original Debt, Amount			1,766,997	0
Allocated Share-based Compensation Expense			9,000
Preferred Stock, Dividend Rate, Per-Dollar-Amount			$ 0.96
Common Stock, Capital Shares Reserved For Future Issuance	101,802,919		101,802,919		73,088,548
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						20,000
Other Investors [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50		$ 0.50
Percentage Of Commission			10.00%
Percentage Of Non accountable Finance Fee			3.00%
Reimbursement Of Legal Expense			40,000
Bridge Notes Investors [Member]
Class of Stock [Line Items]
Percentage Of Commission			3.00%
Percentage Of Non accountable Finance Fee			1.00%
Two Bridge Notes [Member]
Class of Stock [Line Items]
Debt Instrument, Face Amount	220,000		220,000
Bridge Notes 5 [Member]
Class of Stock [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights	1,308,864		1,308,864
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50		$ 0.50
Debt Conversion, Original Debt, Amount			$ 1,743,000
Emergent Financial Group, Inc. [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	1,241,592		1,241,592
Preferred Class A [Member] | Bridge Notes 5 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			163,608
Class A convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock, par value								$ 0.001
Preferred stock, shares authorized								800,000
Stock Issued During Period, Shares, New Issues			4,167
Preferred Stock, Shares Outstanding	442,888		442,888
Stock Option And Warrants [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved For Future Issuance					73,100,000
Subsequent Event [Member]
Class of Stock [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights									2,162,500
Subsequent Event [Member] | Preferred Class A [Member]
Class of Stock [Line Items]
Convertible Preferred Stock Designated								800,000